Consolidated Statements of Profit and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 231,424	$ 92,416	$ 260,026
COST OF REVENUES	(224,383)	(78,234)	(270,597)
GROSS PROFIT/(LOSS)	7,041	14,182	(10,571)
OPERATING EXPENSES:
General and administrative expenses	(18,136)	(11,058)	(180,704)
Selling expenses	(2,774)	(672)	(8,556)
Share-based compensation	(7,735)	(7,264)	(14,714)
Total operating expenses	(28,645)	(18,994)	(203,974)
(LOSS) FROM OPERATIONS	(21,604)	(4,812)	(214,545)
OTHER (EXPENSE)/INCOME
Interest income			424
Other (expense)/income, net	5,619	(978)	(15,555)
Total other (expenses)	5,619	(978)	(15,131)
LOSS BEFORE INCOME TAXES	(15,985)	(5,790)	(229,676)
INCOME TAXES	(242)	(631)	(536)
NET LOSS	(16,227)	(6,421)	(230,212)
Net income attributable to non-controlling interests	2,621	2,770	1,026
NET LOSS FROM CONTINUED OPERATIONS	(13,606)	(3,651)	(229,186)
DISCONTINUED OPERATIONS
Gain on disposal of discontinued operations	1		811
Loss from discontinued operations			(1,072)
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS	1		(261)
NET LOSS ATTRIBUTABLE TO SOS LIMITED	(13,605)	(3,651)	(229,447)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation	3,028	5,112	26,063
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (10,577)	$ 1,461	$ (203,384)
Weighted average number of ordinary shares
Basic (in Shares)	455,223,175	135,963,420	77,647,477
Diluted (in Shares)	455,223,175	135,963,420	77,647,477
LOSS PER SHARE
Basic (in Dollars per share)	$ (0.0299)	$ (0.0269)	$ (2.9564)
Diluted (in Dollars per share)	$ (0.0299)	$ (0.0269)	$ (2.9564)